Leases - Summary of lease liabilities recognized in statement of cash flows (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [abstract]
Lease payments (principal and interest)	$ (10,636,823)	$ (11,268,431)	$ (10,010,801)